Note 21 - Restatement (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	Three Months Ended June 30, 2022
	As Previously Reported	Adjustment	As Restated
Basic net income per common share:
Net income	$70,663	$—	$70,663
Income allocated to participating securities	—	(7,511)	(7,511)
Net income attributable to Common Shareholders, basic	$70,663	$(7,511)	$63,152
Net income attributable to Common Shareholders per share, basic	$9.60	$(1.02)	$8.58
Shares used in computing net income attributable to Common Shareholders per share, basic	7,356,952	—	7,356,952

Diluted net income (loss) per common share:
Net income	$70,663	$—	$70,663
Income allocated to participating securities	—	(7,508)	(7,508)
Net income attributable to Common Shareholders, diluted	$70,663	$(7,508)	$63,155
Net income attributable to Common Shareholders per share, diluted	$9.60	$(1.02)	$8.58
Shares used in computing net income attributable to Common Shareholders per share, diluted	7,360,453	—	7,360,453
	Six Months Ended June 30, 2022
	As Previously Reported	Adjustment	As Restated
Basic net income per common share:
Net income	$61,989	$—	$61,989
Income allocated to participating securities	—	(6,619)	(6,619)
Net income attributable to Common Shareholders, basic	$61,989	$(6,619)	$55,370
Net income attributable to Common Shareholders per share, basic	$8.47	$(0.91)	$7.56
Shares used in computing net income attributable to Common Shareholders per share, basic	7,319,279	—	7,319,279

Diluted net income per common share:
Net income	$61,989	$—	$61,989
Income allocated to participating securities	—	(6,618)	(6,618)
Net income attributable to Common Shareholders, diluted	$61,989	$(6,618)	$55,371
Net income attributable to Common Shareholders per share, diluted	$8.47	$(0.91)	$7.56
Shares used in computing net income attributable to Common Shareholders per share, diluted	7,321,022	—	7,321,022
	Nine Months Ended September 30, 2022
	As Previously Reported	Adjustment	As Restated
Basic net income per common share:
Net income	$55,239	$—	$55,239
Deemed dividend related to Series A Redeemable Convertible Preferred Stock	(186)	—	(186)
Income allocated to participating securities	(129)	(5,851)	(5,980)
Net income attributable to Common Shareholders, basic	$54,924	$(5,851)	$49,073
Net income attributable to Common Shareholders per share, basic	$7.48	$(0.79)	$6.69
Shares used in computing net income attributable to Common Shareholders per share, basic	7,338,853	—	7,338,853

Diluted net income per common share:
Net income	$55,239	$—	$55,239
Deemed dividend related to Series A Redeemable Convertible Preferred Stock	(186)	—	(186)
Income allocated to participating securities	(129)	(5,846)	(5,975)
Net income attributable to Common Shareholders, diluted	$54,924	$(5,846)	$49,078
Net income attributable to Common Shareholders per share, diluted	$7.46	$(0.78)	$6.68
Shares used in computing net income attributable to Common Shareholders per share, diluted	7,367,293	(21,339)	7,345,954